STOCK OPTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
STOCK OPTIONS [Abstract]
STOCK OPTIONS	NOTE 9 - STOCK OPTIONS There were no unvested compensation or new stock options granted, exercised or expired during the period ended June 30, 2014.

9. STOCK OPTIONS

There was no unvested compensation as of December 31, 2013 and 2012. The Company granted 0 and 4,000,000 stock options to Directors during the years ended December 31, 2013 and 2012, respectively. Compensation expense related to stock options granted was insignificant during the year ended December 31, 2012. Stock options exercised were 0 and 4,000,000 (pre-stock split) during the years ended December 31, 2013 and 2012, respectively.

There were no stock options granted during 2013. For the year ended December 31, 2012, the fair value of each option award is estimated on the date of grant using the Black-Scholes option valuation model that uses the assumptions noted in the following table. Because the Black-Scholes option valuation model incorporate ranges of assumptions for inputs, those ranges are disclosed. Expected volatilities are based on historical volatilities of the comparable publicly traded companies. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted is derived from estimates and represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

December 31, 2012
Expected Volatility	75%
Expected dividends	−%
Expected terms (in years)	1
Risk-free rate	0.16%
Forfeiture rate	−%

A summary of (pre-stock split) option activity as of December 31, 2012 and changes during the year then ended is presented below:

	Options	Weighted-AverageExercisePrice	AverageRemainingContractualLife (Years)	AggregateIntrinsicValue
Outstanding at December 31, 2011	-	$-	-	$-
Granted	4,000,000	0.0002	1.00	-
Exercised	(4,000,000)	0.0002	1.00	-
Forfeited or expired	-	-	-	-

Outstanding at December 31, 2012	-	$-	-	$-

Exercisable at December 31, 2012	-	$-	-	$-

There was no stock option activity for the year ended December 31, 2013.